Business Segments (Revenue by Shipping Location) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 272,948	$ 267,037	$ 274,003	$ 250,231	$ 247,700	$ 198,709	$ 201,115	$ 171,096	$ 1,064,219	$ 818,620	$ 587,635
Percentage of net sales									100.00%	100.00%	100.00%
Sales
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 1,064,219	$ 818,620	$ 587,635
Percentage of net sales									100.00%	100.00%	100.00%
Sales | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 811,724	$ 621,445	$ 361,941
Percentage of net sales									76.30%	76.00%	61.70%
Sales | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 68,635	$ 60,898	$ 42,520
Percentage of net sales									6.40%	7.40%	7.20%
Sales | Europe & Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 57,632	$ 61,134	$ 77,847
Percentage of net sales									5.40%	7.50%	13.20%
Sales | Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 54,541	$ 25,634	$ 25,975
Percentage of net sales									5.10%	3.10%	4.40%
Sales | Asia-Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 46,503	$ 28,694	$ 51,880
Percentage of net sales									4.40%	3.50%	8.80%
Sales | Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 25,184	$ 20,815	$ 27,472
Percentage of net sales									2.40%	2.50%	4.70%